Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.6% ¤
CORPORATE BONDS & NOTES 25.3%
BANKING & FINANCE 20.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$77,214		$76,748
6.450% due 04/15/2027		12,257		12,415
American Express Co.
4.278% (SOFRINDX + 0.650%) due 11/04/2026 ~		19,577		19,595
4.600% (SOFRINDX + 0.970%) due 07/28/2027 ~		4,300		4,302
American Honda Finance Corp.
4.252% due 10/06/2026 •		11,200		11,204
4.257% due 12/11/2026 •		3,494		3,497
4.279% due 11/19/2027 •		26,700		26,669
4.284% due 07/15/2026 •		900		900
4.368% due 03/08/2027 •		2,000		2,003
5.250% due 07/07/2026		7,517		7,518
American Tower Corp.
1.450% due 09/15/2026		1,450		1,442
2.750% due 01/15/2027		11,900		11,789
3.125% due 01/15/2027		3,000		2,979
3.375% due 10/15/2026		1,600		1,596
Aon North America, Inc.
5.125% due 03/01/2027		1,800		1,807
Athene Global Funding
4.306% due 08/10/2026 •		47,500		47,515
4.383% due 07/16/2026 •		54,900		54,909
4.667% (SOFRINDX + 1.030%) due 08/27/2026 ~		54,600		54,658
4.950% due 01/07/2027		11,600		11,617
5.339% due 01/15/2027		14,700		14,756
5.516% due 03/25/2027		14,800		14,886
Australia & New Zealand Banking Group Ltd.
4.109% (SOFRRATE + 0.470%) due 12/16/2026 ~		1,140		1,141
4.442% (SOFRRATE + 0.810%) due 01/18/2027 ~		18,000		18,053
Banco Santander SA
4.250% due 04/11/2027		34,700		34,664
Bank of America Corp.
4.988% (SOFRRATE + 1.350%) due 09/15/2027 ~		7,300		7,316
Bank of America NA
4.648% (SOFRRATE + 1.020%) due 08/18/2026 ~		2,364		2,365
Bank of Montreal
1.250% due 09/15/2026		2,500		2,486
4.237% due 12/23/2026 •		31,000		31,046
4.258% (SOFRINDX + 0.620%) due 09/15/2026 ~		28,317		28,340
4.398% (SOFRINDX + 0.760%) due 06/04/2027 ~		3,218		3,230
4.518% (SOFRINDX + 0.880%) due 09/10/2027 ~		19,380		19,400
4.798% (SOFRINDX + 1.160%) due 12/11/2026 ~		6,810		6,837
Bank of New Zealand
2.285% due 01/27/2027		1,000		989
4.439% (SOFRRATE + 0.810%) due 01/27/2027 ~		5,600		5,618
Bank of Nova Scotia
4.418% (SOFRINDX + 0.780%) due 06/04/2027 ~		2,300		2,310
5.400% due 06/04/2027		4,800		4,846
Banque Federative du Credit Mutuel SA
1.604% due 10/04/2026		900		894
4.760% (SOFRRATE + 1.130%) due 01/23/2027 ~		21,825		21,928
5.033% (SOFRINDX + 1.400%) due 07/13/2026 ~		19,700		19,708
5.896% due 07/13/2026		4,000		4,002
Bayerische Landesbank
4.012% (SOFRRATE + 0.380%) due 04/18/2028 ~		8,400		8,408
Brown & Brown, Inc.
4.600% due 12/23/2026		1,300		1,301
Canadian Imperial Bank of Commerce
4.568% (SOFRINDX + 0.930%) due 09/11/2027 ~		12,000		12,014
4.576% (SOFRRATE + 0.940%) due 06/28/2027 ~		4,841		4,869
4.855% (SOFRRATE + 1.220%) due 10/02/2026 ~		24,025		24,085
5.615% due 07/17/2026		500		500
Charles Schwab Corp.
2.450% due 03/03/2027		8,873		8,768
Citibank NA
4.335% (SOFRRATE + 0.708%) due 08/06/2026 ~		17,251		17,252
4.876% due 11/19/2027 •		14,000		14,027
Citigroup Global Markets Holdings, Inc.
4.138% due 01/06/2027 •		500		500

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2026 (Unaudited)

	$		$
Citizens Financial Group, Inc.
2.850% due 07/27/2026		300		300
CNH Industrial Capital LLC
1.450% due 07/15/2026		5,900		5,894
Commonwealth Bank of Australia
4.097% (SOFRRATE + 0.460%) due 11/27/2026 ~		14,400		14,413
Cooperatieve Rabobank UA
3.750% due 07/21/2026		900		900
4.259% (SOFRINDX + 0.620%) due 08/28/2026 ~		17,400		17,411
4.348% (SOFRINDX + 0.710%) due 03/05/2027 ~		18,200		18,253
4.534% (SOFRINDX + 0.900%) due 10/05/2026 ~		4,790		4,798
Corebridge Financial, Inc.
3.650% due 04/05/2027		12,600		12,520
Corebridge Global Funding
5.750% due 07/02/2026		5,200		5,200
Credit Agricole SA
4.508% (SOFRRATE + 0.870%) due 03/11/2027 ~		38,100		38,255
4.924% (SOFRRATE + 1.290%) due 07/05/2026 ~		14,300		14,301
Crown Castle, Inc.
1.050% due 07/15/2026		23,400		23,370
4.000% due 03/01/2027		600		599
Deutsche Bank AG
2.311% due 11/16/2027 •		1,275		1,264
Equinix, Inc.
2.900% due 11/18/2026		3,400		3,380
Equitable Financial Life Global Funding
1.300% due 07/12/2026		800		799
Federation des Caisses Desjardins du Quebec
4.260% (SOFRRATE + 0.630%) due 01/27/2027 ~		49,600		49,698
GATX Corp.
3.250% due 09/15/2026		1,900		1,895
General Motors Financial Co., Inc.
2.350% due 02/26/2027		14,600		14,405
4.000% due 10/06/2026		7,200		7,200
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •		15,400		15,314
1.948% due 10/21/2027 •		33,500		33,241
2.640% due 02/24/2028 •		31,543		31,166
4.458% (SOFRRATE + 0.820%) due 09/10/2027 ~		3,300		3,303
4.551% (SOFRRATE + 0.920%) due 10/21/2027 ~		4,513		4,519
4.755% (SOFRRATE + 1.120%) due 02/24/2028 ~		8,700		8,733
4.920% (SOFRRATE + 1.290%) due 04/23/2028 ~		3,182		3,201
4.937% due 04/23/2028 •		30,600		30,691
5.682% (US0003M + 1.750%) due 10/28/2027 ~		4,110		4,131
5.950% due 01/15/2027		1,625		1,638
HSBC Holdings PLC
5.197% (SOFRRATE + 1.570%) due 08/14/2027 ~		22,200		22,233
HSBC USA, Inc.
4.598% (SOFRRATE + 0.960%) due 03/04/2027 ~		16,300		16,366
5.294% due 03/04/2027		6,600		6,646
ING Groep NV
3.950% due 03/29/2027		3,400		3,394
International Bank for Reconstruction & Development
3.908% (SOFRINDX + 0.270%) due 06/15/2027 ~		7,500		7,511
3.911% (SOFRINDX + 0.280%) due 02/23/2027 ~		2,300		2,302
4.003% due 01/12/2027 •		8,500		8,508
Jackson National Life Global Funding
4.900% due 01/13/2027		1,000		1,002
John Deere Capital Corp.
4.035% (SOFRRATE + 0.400%) due 01/05/2027 ~		1,720		1,721
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		2,618		2,601
2.182% due 06/01/2028 •		22,800		22,326
2.947% due 02/24/2028 •		11,300		11,188
3.782% due 02/01/2028 •		30,200		30,080
4.323% due 04/26/2028 •		36,654		36,593
4.550% (SOFRRATE + 0.920%) due 04/22/2028 ~		7,500		7,527
4.815% (SOFRRATE + 1.180%) due 02/24/2028 ~		845		849
4.830% (SOFRRATE + 1.200%) due 01/23/2028 ~		4,905		4,928
JPMorgan Chase Bank NA
4.638% (SOFRRATE + 1.000%) due 12/08/2026 ~		4,200		4,211
KeyCorp
2.250% due 04/06/2027		13,300		13,084
Kreditanstalt fuer Wiederaufbau
4.630% (SOFRINDX + 1.000%) due 10/30/2026 ~		7,400		7,421
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.627% (SOFRINDX + 1.000%) due 02/11/2027 ~		1,800		1,808
Lloyds Banking Group PLC
3.750% due 01/11/2027		6,417		6,398
Lseg U.S. Fin Corp.
4.875% due 03/28/2027		2,600		2,609
Macquarie Bank Ltd.
4.838% (SOFRRATE + 1.200%) due 12/07/2026 ~		600		602
MassMutual Global Funding II
4.612% (SOFRRATE + 0.980%) due 07/10/2026 ~		518		518

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2026 (Unaudited)

	$		$
Mitsubishi UFJ Financial Group, Inc.
3.677% due 02/22/2027		500		498
Morgan Stanley
1.512% due 07/20/2027 •		22,300		22,264
2.475% due 01/21/2028 •		12,895		12,756
3.125% due 07/27/2026		3,979		3,978
Morgan Stanley Bank NA
4.319% (SOFRRATE + 0.685%) due 10/15/2027 ~		42,600		42,628
4.713% (SOFRRATE + 1.080%) due 01/14/2028 ~		2,000		2,007
4.791% (SOFRRATE + 1.165%) due 10/30/2026 ~		8,940		8,958
Mutual of Omaha Cos Global Funding
5.350% due 04/09/2027		2,000		2,016
National Bank of Canada
4.665% (SOFRINDX + 1.030%) due 07/02/2027 ~		31,300		31,301
5.600% due 07/02/2027 •		16,400		16,401
Nationwide Building Society
4.000% due 09/14/2026		7,400		7,393
NatWest Markets PLC
4.397% (SOFRRATE + 0.760%) due 09/29/2026 ~		9,900		9,913
5.416% due 05/17/2027		11,500		11,610
Nomura Holdings, Inc.
1.653% due 07/14/2026		57,400		57,349
2.329% due 01/22/2027		33,500		33,125
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~		3,600		3,628
Nordea Bank Abp
1.500% due 09/30/2026		1,000		994
4.377% (SOFRRATE + 0.740%) due 03/19/2027 ~		21,500		21,569
Pacific Life Global Funding II
4.108% (SOFRRATE + 0.480%) due 02/04/2027 ~		20,300		20,325
PNC Financial Services Group, Inc.
3.150% due 05/19/2027		7,400		7,332
Principal Life Global Funding II
5.000% due 01/16/2027		5,400		5,420
Private Export Funding Corp.
4.500% due 02/07/2027		2,300		2,301
Protective Life Global Funding
4.130% (SOFRRATE + 0.500%) due 07/22/2026 ~		37,300		37,306
4.277% due 05/06/2027 •		2,300		2,300
4.992% due 01/12/2027		288		289
Regency Centers LP
3.600% due 02/01/2027		2,100		2,092
Reinsurance Group of America, Inc.
3.950% due 09/15/2026		1,700		1,699
Reliance Standard Life Global Funding II
2.750% due 01/21/2027		9,400		9,300
Royal Bank of Canada
2.050% due 01/21/2027		5,100		5,041
4.087% (SOFRINDX + 0.460%) due 08/03/2026 ~		6,000		6,001
4.217% (SOFRINDX + 0.590%) due 11/02/2026 ~		21,044		21,067
4.352% (SOFRINDX + 0.720%) due 10/18/2027 ~		16,500		16,518
4.420% (SOFRINDX + 0.790%) due 07/23/2027 ~		33,900		33,908
4.510% due 10/18/2027 •		10,100		10,102
4.582% (SOFRINDX + 0.950%) due 01/19/2027 ~		2,708		2,717
Santander Holdings USA, Inc.
3.244% due 10/05/2026		27,900		27,823
Skandinaviska Enskilda Banken AB
4.528% (SOFRRATE + 0.890%) due 03/05/2027 ~		6,600		6,627
Societe Generale SA
4.000% due 01/12/2027		3,100		3,092
4.677% due 06/15/2027		5,087		5,105
5.250% due 02/19/2027		3,040		3,055
Standard Chartered Bank
4.283% (SOFRRATE + 0.650%) due 10/08/2026 ~		3,700		3,704
Standard Chartered PLC
5.562% (SOFRRATE + 1.930%) due 07/06/2027 ~		7,600		7,602
State Street Corp.
4.471% (SOFRRATE + 0.845%) due 08/03/2026 ~		8,400		8,404
Sumisho Air Lease Corp.
1.875% due 08/15/2026		1,262		1,258
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/2026		22,186		22,063
2.174% due 01/14/2027		14,511		14,358
2.632% due 07/14/2026		14,900		14,891
4.512% (SOFRRATE + 0.880%) due 01/14/2027 ~		1,657		1,663
4.933% (SOFRRATE + 1.300%) due 07/13/2026 ~		3,000		3,001
Sumitomo Mitsui Trust Bank Ltd.
4.787% (SOFRRATE + 1.150%) due 09/14/2026 ~		5,100		5,109
5.200% due 03/07/2027		6,000		6,034
Svenska Handelsbanken AB
3.950% due 06/10/2027		7,100		7,084
4.299% (SOFRRATE + 0.660%) due 05/28/2027 ~		7,300		7,322
Temasek Financial I Ltd.
4.008% (SOFRRATE + 0.380%) due 08/20/2027 ~		3,500		3,508
Toronto-Dominion Bank
2.800% due 03/10/2027		7,200		7,129
4.228% (SOFRRATE + 0.590%) due 09/10/2026 ~		10,900		10,909

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.258% (SOFRRATE + 0.620%) due 12/17/2026 ~		8,200		8,213
4.364% (SOFRRATE + 0.730%) due 04/05/2027 ~		15,700		15,746
4.568% due 12/17/2026		3,793		3,800
4.630% due 10/20/2026 •		89		89
4.713% (SOFRRATE + 1.080%) due 07/17/2026 ~		12,307		12,312
5.264% due 12/11/2026		3,100		3,114
5.532% due 07/17/2026		20,405		20,419
Toyota Motor Credit Corp.
3.920% due 02/12/2027 •		68,000		67,999
4.050% due 06/09/2027 •		7,000		7,004
UBS AG
4.128% (SOFRRATE + 0.500%) due 05/17/2027 ~		4,000		4,003
UBS Group AG
1.494% due 08/10/2027 •		1,400		1,395
6.327% due 12/22/2027 •		1,400		1,412
Wells Fargo & Co.
2.393% due 06/02/2028 •		37,200		36,465
Wells Fargo Bank NA
4.687% (SOFRRATE + 1.060%) due 08/07/2026 ~		875		875
4.708% (SOFRRATE + 1.070%) due 12/11/2026 ~		7,252		7,273

				2,114,886

INDUSTRIALS 4.0%
AutoZone, Inc.
5.050% due 07/15/2026		2,300		2,301
BAT Capital Corp.
3.215% due 09/06/2026		1,500		1,497
4.700% due 04/02/2027		24,416		24,465
BHP Billiton Finance USA Ltd.
5.250% due 09/08/2026		6,700		6,713
BMW U.S. Capital LLC
4.417% (SOFRINDX + 0.780%) due 03/19/2027 ~		1,000		1,003
4.428% (SOFRINDX + 0.800%) due 08/13/2026 ~		3,450		3,452
Boeing Co.
5.040% due 05/01/2027		22,400		22,467
Bunge Ltd. Finance Corp.
3.250% due 08/15/2026		1,800		1,797
Campbell’s Co.
5.200% due 03/19/2027		10,900		10,969
Canadian Natural Resources Ltd.
3.850% due 06/01/2027		17,300		17,211
Cigna Group
3.400% due 03/01/2027		5,300		5,270
Cintas Corp. No. 2
3.700% due 04/01/2027		3,200		3,186
Conagra Brands, Inc.
5.300% due 10/01/2026		2,400		2,406
Cox Communications, Inc.
3.350% due 09/15/2026		4,800		4,788
CVS Health Corp.
3.000% due 08/15/2026		3,700		3,693
Danone SA
2.947% due 11/02/2026		10,700		10,651
Dell International LLC/EMC Corp.
4.900% due 10/01/2026		1,300		1,301
Deutsche Telekom International Finance BV
3.600% due 01/19/2027		19,000		18,917
Diamondback Energy, Inc.
3.250% due 12/01/2026		2,500		2,491
Enbridge, Inc.
5.900% due 11/15/2026		4,600		4,620
Energy Transfer LP
4.200% due 04/15/2027		6,800		6,787
5.500% due 06/01/2027		4,760		4,792
6.050% due 12/01/2026		2,310		2,325
Fiserv, Inc.
3.200% due 07/01/2026		2,400		2,400
GlaxoSmithKline Capital PLC
4.138% (SOFRRATE + 0.500%) due 03/12/2027 ~		3,400		3,406
Glencore Funding LLC
4.386% (SOFRINDX + 0.750%) due 10/01/2026 ~		14,400		14,415
Haleon U.S. Capital LLC
3.375% due 03/24/2027		23,165		22,999
HCA, Inc.
4.500% due 02/15/2027		22,406		22,399
Hewlett Packard Enterprise Co.
4.450% due 09/25/2026		6,900		6,903
L3Harris Technologies, Inc.
5.400% due 01/15/2027		3,400		3,417
Marriott International, Inc.
5.450% due 09/15/2026		3,100		3,104
Mercedes-Benz Finance North America LLC
4.260% (SOFRRATE + 0.630%) due 07/31/2026 ~		34,060		34,072
4.416% due 04/01/2027 •		9,000		9,028
4.416% (SOFRRATE + 0.780%) due 04/01/2027 ~		22,800		22,870

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2026 (Unaudited)

	$		$
Molson Coors Beverage Co.
3.000% due 07/15/2026		5,231		5,228
Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026		1,150		1,142
Oracle Corp.
2.650% due 07/15/2026		9,300		9,293
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.350% due 01/12/2027		6,067		6,087
Roche Holdings, Inc.
4.368% (SOFRRATE + 0.740%) due 11/13/2026 ~		2,309		2,313
Rogers Communications, Inc.
3.200% due 03/15/2027		2,800		2,774
Schlumberger Holdings Corp.
5.000% due 05/29/2027		1,300		1,308
Starbucks Corp.
2.000% due 03/12/2027		434		427
4.850% due 02/08/2027		400		401
Sysco Corp.
3.300% due 07/15/2026		2,200		2,199
T-Mobile USA, Inc.
3.750% due 04/15/2027		3,343		3,326
UnitedHealth Group, Inc.
4.134% (SOFRRATE + 0.500%) due 07/15/2026 ~		10,600		10,601
VMware LLC
1.400% due 08/15/2026		2,200		2,192
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		510		508
4.688% (SOFRRATE + 1.060%) due 08/14/2026 ~		35,775		35,809
4.900% due 08/14/2026		9,700		9,705
5.700% due 09/12/2026		22,100		22,152
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026		1,200		1,196

				424,776

UTILITIES 1.3%
Ameren Corp.
5.700% due 12/01/2026		10,600		10,650
AT&T, Inc.
2.300% due 06/01/2027		48,700		47,762
Georgia Power Co.
3.918% (SOFRINDX + 0.280%) due 09/15/2026 ~		6,700		6,701
4.053% (SOFRINDX + 0.420%) due 11/22/2027 ~		3,350		3,358
KeySpan Gas East Corp.
2.742% due 08/15/2026		1,800		1,796
Monongahela Power Co.
3.550% due 05/15/2027		9,900		9,806
National Rural Utilities Cooperative Finance Corp.
3.958% (SOFRRATE + 0.330%) due 10/30/2026 ~		4,446		4,448
4.216% (SOFRRATE + 0.580%) due 11/22/2026 ~		18,225		18,246
4.428% (SOFRRATE + 0.800%) due 02/05/2027 ~		4,500		4,512
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/2027		1,182		1,167
Sempra
5.400% due 08/01/2026		1,500		1,500
Southern California Edison Co.
4.875% due 02/01/2027		3,200		3,206
Southwestern Electric Power Co.
2.750% due 10/01/2026		800		797
TELUS Corp.
2.800% due 02/16/2027		3,900		3,859
Xcel Energy, Inc.
1.750% due 03/15/2027		13,345		13,103
3.350% due 12/01/2026		7,000		6,977

				137,888

Total Corporate Bonds & Notes (Cost $2,678,300)				2,677,550

U.S. GOVERNMENT AGENCIES 2.1%
Federal Home Loan Banks
3.800% due 10/05/2027 •		114,000		114,035
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.300% due 10/25/2026		32,321		32,174
Federal National Mortgage Association
2.120% due 09/01/2026		27,000		26,848
2.400% due 08/01/2026		33,900		33,771
3.520% due 11/01/2026 ~		279		278
Federal National Mortgage Association-ACES
3.167% due 06/25/2027 ~		22,319		22,062

Total U.S. Government Agencies (Cost $229,350)				229,168

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Floating Rate Notes
3.874% due 01/31/2027 •		70,700		70,723

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2026 (Unaudited)

	$		$
Total U.S. Treasury Obligations (Cost $70,668)				70,723

ASSET-BACKED SECURITIES 0.3%
AUTOMOBILE SEQUENTIAL 0.3%
CarMax Auto Owner Trust
3.835% due 05/17/2027		7,769		7,769
Enterprise Fleet Financing LLC
4.103% due 10/20/2026		1,630		1,630
Stellantis Financial Underwritten Enhanced Lease Trust
3.891% due 05/20/2027		19,822		19,816

Total Asset-Backed Securities (Cost $29,221)				29,215

SOVEREIGN ISSUES 1.1%
BNG Bank NV
4.628% (SOFRINDX + 1.000%) due 08/05/2026 ~		8,200		8,207
CPPIB Capital, Inc.
3.938% (SOFRRATE + 0.300%) due 09/10/2027 ~		5,300		5,308
4.130% (SOFRRATE + 0.500%) due 07/27/2026 ~		13,900		13,904
Kommunekredit
4.630% (SOFRRATE + 1.000%) due 07/27/2026 ~		4,900		4,903
Korea Gas Corp.
2.250% due 07/18/2026		13,500		13,486
PSP Capital, Inc.
3.987% (SOFRRATE + 0.350%) due 12/01/2027 ~		24,900		24,958
Svensk Exportkredit AB
4.628% (SOFRRATE + 1.000%) due 05/05/2027 ~		42,600		42,898

Total Sovereign Issues (Cost $113,614)				113,664

SHORT-TERM INSTRUMENTS 87.1%
CERTIFICATES OF DEPOSIT 0.4%
Bank of Nova Scotia
3.950% (SOFRRATE + 0.340%) due 07/01/2026		4,634		4,634
Barclays Bank PLC
4.090% due 11/13/2026		12,900		12,908
Commerzbank AG
3.730% due 08/13/2026		2,200		2,200
Credit Agricole Corporate & Investment Bank SA
3.850% due 10/14/2026		8,500		8,499
KEB Hana Bank
3.870% due 10/14/2026		6,000		5,996
National Bank of Kuwait
3.820% due 07/01/2026		4,900		4,900

				39,137

COMMERCIAL PAPER 10.9%
Alimentation Couche-Tard, Inc.
4.010% due 07/17/2026		11,800		11,778
4.040% due 07/13/2026		8,800		8,787
Alliant Energy Corp.
3.830% due 07/01/2026		7,500		7,499
Amdocs Capital Solutions Ltd.
3.950% due 07/01/2026		11,600		11,599
AMETEK, Inc.
4.020% due 07/20/2026		24,800		24,746
4.020% due 07/23/2026		11,400		11,371
4.040% due 07/07/2026		7,000		6,995
AutoNation, Inc.
4.050% due 07/01/2026		6,900		6,899
Banco de Credito e Inversiones SA
4.000% due 08/24/2026		14,300		14,212
4.050% due 09/03/2026		23,500		23,328
4.120% due 11/16/2026		6,900		6,787
Banco Itau Chile
4.040% due 09/28/2026		2,900		2,871
4.060% due 10/06/2026		3,400		3,362
Barclays Bank PLC
3.870% due 07/02/2026		9,600		9,600
Barclays Capital, Inc.
3.920% due 12/09/2026		12,000		11,782
Bayerische Landesbank
3.840% due 08/18/2026		1,350		1,343
Boston Properties LP
4.050% due 08/26/2026		3,800		3,775
Brookfield Corporate Treasury Ltd.
4.030% due 07/31/2026		9,800		9,766
Campbell’s Co.
4.270% due 10/05/2026		4,900		4,845
CBRE Services, Inc.
4.020% due 07/27/2026		8,700		8,674

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.020% due 07/28/2026		7,900		7,876
4.030% due 07/15/2026		2,000		1,997
4.040% due 07/15/2026		4,200		4,193
Charles Schwab & Co., Inc.
4.010% due 09/29/2026		14,800		14,654
Clorox Co.
4.030% due 08/05/2026		3,700		3,685
Constellation Energy Generation LLC
4.060% due 07/07/2026		20,500		20,482
4.100% due 07/01/2026		16,500		16,498
4.100% due 08/03/2026		34,400		34,253
4.100% due 08/06/2026		15,900		15,826
4.110% due 08/03/2026		3,300		3,286
4.110% due 08/04/2026		4,400		4,381
4.120% due 08/05/2026		8,000		7,964
4.150% due 07/02/2026		23,100		23,094
CRH America Finance, Inc.
4.010% due 07/30/2026		1,000		997
4.030% due 08/10/2026		3,000		2,986
Eaton Capital ULC
4.020% due 07/08/2026		11,200		11,190
eBay, Inc.
4.060% due 08/24/2026		1,300		1,292
Enbridge U.S., Inc.
4.040% due 08/17/2026		11,000		10,941
Entergy Corp.
4.060% due 09/09/2026		6,900		6,845
4.060% due 09/10/2026		8,800		8,729
Equifax, Inc.
4.060% due 07/24/2026		8,000		7,979
ERAC USA Finance LLC
4.000% due 07/10/2026		19,800		19,778
Evergy Missouri West, Inc.
4.030% due 07/01/2026		11,300		11,299
4.230% due 07/02/2026		300		300
Extra Space Storage LP
4.000% due 07/02/2026		6,400		6,399
4.000% due 07/09/2026		3,800		3,796
Fidelity National Information Services, Inc.
4.000% due 07/07/2026		25,500		25,481
4.000% due 07/09/2026		25,100		25,075
4.000% due 07/10/2026		31,200		31,166
4.000% due 07/14/2026		14,000		13,979
4.000% due 07/16/2026		31,900		31,844
First Abu Dhabi Bank PJSC
3.910% due 10/05/2026		1,600		1,583
Fiserv, Inc.
4.000% due 07/27/2026 (a)		2,600		2,592
Givaudan U.S., Inc.
4.020% due 07/08/2026		900		899
Glencore Funding LLC
4.020% due 07/08/2026		2,200		2,198
4.020% due 08/06/2026		6,800		6,772
4.040% due 08/04/2026		12,700		12,651
4.050% due 08/10/2026		14,000		13,936
4.050% due 08/11/2026		17,900		17,816
4.130% due 09/17/2026 (a)		72,400		71,754
Global Payments, Inc.
4.220% due 07/01/2026		32,800		32,796
HCA, Inc.
4.220% due 07/14/2026		9,000		8,985
4.220% due 07/17/2026		12,000		11,976
4.270% due 08/03/2026		12,500		12,449
4.270% due 08/11/2026		8,000		7,959
4.270% due 08/17/2026		9,300		9,246
4.300% due 08/17/2026		38,200		37,977
4.300% due 08/18/2026		41,900		41,650
4.330% due 07/27/2026		18,300		18,241
Humana, Inc.
3.990% due 07/06/2026		10,800		10,793
Intesa Sanpaolo Funding LLC
4.010% due 09/28/2026		7,600		7,520
4.010% due 09/29/2026		15,300		15,137
Jabil, Inc.
4.150% due 07/06/2026		22,200		22,184
4.150% due 07/31/2026		500		498
4.150% due 08/07/2026		15,700		15,629
4.150% due 08/18/2026		20,500		20,380
Jones Lang LaSalle Finance BV
4.010% due 07/09/2026		4,000		3,996
4.080% due 07/21/2026		1,700		1,696
JTI Financial Services North America LLC
4.100% due 08/06/2026		13,300		13,249
Keurig Dr. Pepper, Inc.
4.300% due 07/01/2026		4,800		4,800
4.300% due 07/06/2026		3,000		2,998

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.350% due 07/17/2026		8,500		8,483
4.350% due 07/20/2026		2,000		1,995
4.350% due 07/22/2026		10,600		10,573
4.350% due 07/24/2026		21,800		21,738
4.350% due 07/30/2026 (a)		6,200		6,178
4.350% due 08/05/2026 (a)		9,000		8,961
4.380% due 07/16/2026		3,300		3,294
4.400% due 07/15/2026		11,500		11,480
Lseg U.S. Fin Corp.
3.930% due 10/13/2026		300		296
4.130% due 08/24/2026		5,700		5,665
National Bank of Kuwait
4.040% due 09/04/2026		27,500		27,307
O’Reilly Automotive, Inc.
4.000% due 07/17/2026		3,900		3,893
Oglethorpe Power Corp.
4.070% due 07/28/2026		9,300		9,272
ONE Gas, Inc.
4.030% due 07/10/2026		1,500		1,498
RELX, Inc.
4.000% due 07/27/2026		2,600		2,592
Southern California Edison Co.
4.150% due 07/06/2026		3,000		2,998
TELUS Corp.
4.100% due 07/02/2026		11,700		11,697
Thomson Reuters Corp.
4.040% due 07/07/2026		7,200		7,195
Weyerhaeuser Co.
4.030% due 07/06/2026		9,000		8,994

				1,152,753

REPURCHASE AGREEMENTS (e) 64.7%				6,841,700

SHORT-TERM NOTES 0.3%
ARI Fleet Lease Trust
3.812% due 01/15/2027		3,001		3,001
Enterprise Fleet Financing LLC
4.031% due 05/20/2027		9,015		9,012
Federal Home Loan Bank Discount Notes
3.679% due 09/09/2026 (c)(d)		1,700		1,688
3.707% due 07/31/2026 (c)(d)		6,100		6,081
3.719% due 09/04/2026 (c)(d)		100		99
3.732% due 09/30/2026 (c)(d)		3,300		3,269
Hyundai Auto Lease Securitization Trust
3.835% due 04/15/2027		12,489		12,490
SCCU Auto Receivables Trust
3.887% due 04/15/2027		975		974

				36,614

U.S. TREASURY BILLS 10.3%
3.779% due 07/28/2026—09/24/2026 (b)(c)		1,095,371		1,086,011

SOVEREIGN ISSUES 0.5%
Export Development Canada
3.854% (FEDL01 + 0.224%) due 08/13/2026 ~		50,000		50,008

Total Sovereign Issues (Cost $50,000)				50,008

Total Short-Term Instruments (Cost $9,206,263)				9,206,223

Total Investments in Securities (Cost $12,327,416)				12,326,543

Total Investments 116.6% (Cost $12,327,416)				$12,326,543
Other Assets and Liabilities, net (16.6)%				(1,753,007)

Net Assets 100.0%				$10,573,536

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BBV	3.680%	07/01/2026	07/02/2026	$300,000	U.S. Treasury Notes 3.500% - 4.625% due 09/30/2027 - 04/30/2031	$(305,850)	$300,000	$300,000
	3.700	06/30/2026	07/01/2026	400,000	U.S. Treasury Notes 4.250% - 4.625% due 04/30/2031 - 11/15/2034	(408,867)	400,000	400,041
BCY	3.710	07/01/2026	07/02/2026	1,050,000	U.S. Treasury Bonds 4.375% - 5.000% due 08/15/2043 - 05/15/2045	(1,067,575)	1,050,000	1,050,000
	3.720	06/30/2026	07/01/2026	1,350,000	U.S. Treasury Bonds 4.375% - 5.000% due 08/15/2043 - 05/15/2045	(1,364,527)	1,350,000	1,350,140
BOS	3.670	07/01/2026	07/02/2026	38,600	U.S. Treasury Notes 4.000% due 12/15/2027	(39,427)	38,600	38,600
	3.680	06/24/2026	07/01/2026	150,000	U.S. Treasury Notes 4.625% due 05/31/2031	(153,682)	150,000	150,107
	3.680	06/29/2026	07/02/2026	1,100,000	U.S. Treasury Notes 2.750% - 4.375% due 07/31/2027 - 04/30/2030	(1,120,834)	1,100,000	1,100,225
	3.680	06/26/2026	07/02/2026	1,100,000	U.S. Treasury Notes 0.875% due 11/15/2030	(1,121,320)	1,100,000	1,100,562
	3.690	06/30/2026	07/01/2026	206,000	U.S. Treasury Notes 1.125% - 4.000% due 10/31/2026 - 02/28/2030	(210,233)	206,000	206,021
	3.700	07/01/2026	07/02/2026	1,000	U.S. Treasury Notes 1.625% due 05/15/2031	(1,020)	1,000	1,000
BPS	3.870	06/11/2026	09/10/2026	92,000	BCRED PC Static LLC 4.911% due 04/22/2036	(100,919)	92,000	92,198
	3.670	07/01/2026	07/02/2026	4,200	U.S. Treasury Bonds 4.000% due 11/15/2042	(4,296)	4,200	4,200
	3.680	06/30/2026	07/01/2026	290,700	U.S. Treasury Bonds 2.875% due 05/15/2052	(293,594)	290,700	290,730
BRC	3.710	07/01/2026	07/02/2026	1,000	U.S. Treasury Inflation-Indexed Notes 0.375% due 01/15/2027	(1,022)	1,000	1,000
DEU	3.650	06/30/2026	07/01/2026	132,700	U.S. Treasury Bonds 4.000% due 11/15/2052	(134,797)	132,700	132,713
	3.690	06/30/2026	07/02/2026	58,300	U.S. Treasury Bonds 2.000% due 08/15/2051	(58,767)	58,300	58,306
FAR	3.670	07/01/2026	07/02/2026	300,000	U.S. Treasury Inflation-Indexed Notes 1.750% due 01/15/2034	(306,393)	300,000	300,000
	3.680	06/30/2026	07/01/2026	200,000	U.S. Treasury Inflation-Indexed Notes 0.125% - 1.250% due 04/15/2028 - 01/15/2030	(203,762)	200,000	200,020
FICC STR	3.640	06/30/2026	07/01/2026	50,000	U.S. Treasury Bonds 4.750% due 02/15/2045	(51,000)	50,000	50,005
JPS	3.720	06/30/2026	07/01/2026	17,200	U.S. Treasury Notes 4.000% due 02/28/2030	(17,525)	17,200	17,202

Total Repurchase Agreements						$(6,965,410)	$6,841,700	$6,843,070

(1)	Includes accrued interest.

Cash of $1,657 has been pledged as collateral under the terms of master agreements as of June 30, 2026.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,114,886	$0	$2,114,886
Industrials	0	424,776	0	424,776
Utilities	0	137,888	0	137,888
U.S. Government Agencies	0	229,168	0	229,168
U.S. Treasury Obligations	0	70,723	0	70,723
Asset-Backed Securities
Automobile Sequential	0	29,215	0	29,215
Sovereign Issues	0	113,664	0	113,664
Short-Term Instruments
Certificates of Deposit	0	39,137	0	39,137
Commercial Paper	0	1,152,753	0	1,152,753
Repurchase Agreements	0	6,841,700	0	6,841,700
Short-Term Notes	0	36,614	0	36,614

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2026 (Unaudited)

U.S. Treasury Bills	0	1,086,011	0	1,086,011
Sovereign Issues	0	50,008	0	50,008

Total Investments	$0	$12,326,543	$0	$12,326,543

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate